Estimates, Significant Accounting Policies and Balance Sheet Detials (Unobservable Inputs and Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amount of Gain (Loss) Recognized In Income On Derivatives	$ (216)	$ 6	$ 39
Fair Value, Embedded Derivatives, Significant Unobservable Input, Volatility	31.73%
Fair Value Embedde Derivatives, Significant Unobservable Input, Credit Spread	5.12%
Fair Value, Measurements, Recurring [Member]
Liabilities, Fair Value Disclosure, Recurring	$ (666)	(526)
Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure, Recurring	(1)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		5
Liabilities, Fair Value Disclosure, Recurring	(1)	(5)
Embedded Derivatives in Preferred Units [Member] | Other Income (Expenses) [Member]
Amount of Gain (Loss) Recognized In Income On Derivatives	$ 4	$ 12	$ 3